Touchstone Variable Series Trust | Touchstone Active Bond Fund
Touchstone Active Bond Fund Summary
The Fund's Investment Goals
The Touchstone Active Bond Fund (the "Fund") seeks to provide as high a level of current income as is consistent with the preservation of capital.
Capital appreciation is a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Active Bond Fund Active Bond Fund, Class
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%	[1],[2]
[1]	Expenses shown above do not reflect Touchstone Advisors recoupment of previously waived and/or reimbursed expenses of the Fund of $11,946 or 0.02% of average daily net assets, and may differ from the expenses shown in the Fund’s annual report for the fiscal year ended December 31, 2016. As of December 31, 2016, there were no additional amounts remaining for recoupment.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2016.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Active Bond Fund Active Bond Fund, Class
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

The Fund's Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its assets (including borrowing for investment purposes) in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days prior notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities, and corporate debt securities.
In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Sub-Advisor"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio.
In building the Fund's portfolio, the Sub-Advisor primarily invests in investment-grade debt securities, but may invest up to 30% of its total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Non-investment-grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries.
Additionally, in order to implement its investment strategy the Fund may invest in dollar-roll transactions and reverse repurchase agreements, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. These investments may be used for both gaining and hedging market exposure, to adjust the Fund's duration, to manage interest rate risk, and for any other purposes consistent with its investment strategies and limitations.
The Fund may engage in frequent and active trading as part of its principal investment strategy.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.
Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates. Other risks include liquidity risk, which is the risk that the Fund may be unable to sell or close out the derivative due to an illiquid market, counterparty risk, which is the risk that the counterparty to a derivative instrument may be unwilling or unable to make required payments or otherwise meet its obligations, and leverage risk, which is the risk that a derivative could expose the Fund to magnified losses resulting from leverage. Derivatives also are subject to increasing regulation which may limit the Fund's ability to invest in derivatives. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

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Forward Currency Exchange Contract Risk: Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to the risk that the counterparty to the transaction will not meet its obligations.

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Futures Contracts Risk: The risks associated with futures include the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

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Leverage Risk: Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns.

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Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations.

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Swap Agreement Risk: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements also may be considered to be illiquid. The Fund could lose money by investing in an interest rate swap if interest rates change adversely. Credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a purchaser only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Fixed-Income Risk: The market value of the Fund's fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund's shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities are subject to prepayments that can change the securities' effective durations.

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Credit Risk: The fixed-income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

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Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below investment-grade status (also known as "junk bond" status), which would increase the risk of holding these securities, or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.

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Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. When interest rates fall, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity, meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities Non-investment-grade securities can also be more difficult to sell for good value. These securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade securities.

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U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

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Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Bloomberg Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. For more information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Active Bond Fund Performance as of December 31

Best Quarter: 3rd Quarter 2009	6.34%
Worst Quarter: 2nd Quarter 2013	(3.19)%

Average Annual Total Returns For the periods ended December 31, 2016
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Active Bond Fund	Label	1 Year	5 Years	10 Years
Active Bond Fund, Class	Active Bond Fund Return	5.98%	2.27%	4.34%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	2.65%	2.23%	4.34%

Touchstone Variable Series Trust | Touchstone Focused Fund
Touchstone Focused Fund Summary
The Fund's Investment Goal
The Touchstone Focused Fund (the "Fund") seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Focused Fund Focused Fund, Class
Management Fees (as a percentage of Assets)	0.70%
Component1 Other Expenses	0.21%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.17%	[1]
[1]	Expenses shown above do not reflect Touchstone Advisors recoupment of previously waived and/or reimbursed expenses of the Fund of $21,633 or 0.04% of average daily net assets, and may differ from the expenses shown in the Fund’s annual report for the fiscal year ended December 31, 2016.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Focused Fund Focused Fund, Class
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be traded over-the-counter or listed on an exchange.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•	Have a sustainable competitive advantage or a high barrier to entry in place.

The Fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of issuers located in emerging market countries. The Fund’s investment strategy often involves overweighting the Fund’s position in the industry sectors which Fort Washington believes are the most mis-priced by the market.

The Fund will generally sell a security if the security reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.
Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Sector Focus Risk: The Fund may focus its investment in certain sectors. A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the Fund than a Fund that does not focus its investments in a particular sector.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Focused Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Russell 3000® Index and the S&P 500® Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. For information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On August 31, 2015, the Fund changed its name, investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s investment strategy.

Touchstone Focused Fund Performance as of December 31

Best Quarter: 3rd Quarter 2009	19.82%
Worst Quarter: 4th Quarter 2008	(26.70)%

Average Annual Total Returns For the periods ended December 31, 2016
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Focused Fund	Label	1 Year	5 Years	10 Years
Focused Fund, Class	Focused Fund Return	13.11%	16.10%	8.11%
Russell 3000 Index	Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	12.74%	14.67%	7.07%
S&P 500 Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%

Touchstone Variable Series Trust | Touchstone Large Cap Core Equity Fund
Touchstone Large Cap Core Equity Fund Summary
The Fund's Investment Goal
The Touchstone Large Cap Core Equity Fund (the "Fund") seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Large Cap Core Equity Fund Large Cap Core Equity Fund, Class
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	1.06%
[1]	Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.06% of average daily net assets. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Large Cap Core Equity Fund Large Cap Core Equity Fund, Class
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,411

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $98 million and $753 billion as of March 31, 2017) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a The London Company (the “Sub-Advisor”) seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of the Sub-Advisor’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns. The Sub-Advisor utilizes a bottom-up approach in the security selection process.

The Fund is non-diversified and will typically hold approximately 30 to 40 securities. The Sub-Advisor invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.  The Sub-Advisor generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The Sub-Advisor may also sell a security to adjust the Fund’s overall portfolio risk.

The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, which could also return less than other investments. The Fund is subject to the principal risks summarized below.
Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•
Large-Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Sector Focus Risk: The Fund may focus its investment in certain sectors. A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the Fund than a Fund that does not focus its investments in a particular sector.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Russell 1000® Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. For more information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On December 7, 2015, the Fund changed its investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s investment strategy.

Touchstone Large Cap Core Equity Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009	16.08%
Worst Quarter: 4th Quarter 2008	(22.65)%

Average Annual Total Returns For the periods ended December 31, 2016
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Large Cap Core Equity Fund	Label	1 Year	5 Years	10 Years
Large Cap Core Equity Fund, Class	Large Cap Core Equity Fund Return	8.84%	12.09%	5.65%
Russell 1000 Index	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	12.05%	14.69%	7.08%

Touchstone Variable Series Trust | Touchstone Conservative ETF Fund
Touchstone Conservative ETF Fund Summary
The Fund's Investment Goal
The Touchstone Conservative ETF Fund (the "Fund") seeks primarily income and secondarily capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Conservative ETF Fund Conservative ETF Fund, Class
Management Fees (as a percentage of Assets)	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.87%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Conservative ETF Fund Conservative ETF Fund, Class
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,234

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds designed predominately for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 60% of the Fund's assets in bonds and approximately 40% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The Fund is subject to the principal risks summarized below.
Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies, or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in exchange-traded funds ("ETFs"), it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.
The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

The underlying funds in which the Fund may invest may be subject to the following principal risks:
Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Equity Securities Risk: An underlying equity fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed-Income Risk: The prices of an underlying fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying fund's fixed-income securities will decrease in value if interest rates rise and vice versa. Normally, the longer the maturity or duration of the fixed-income securities an underlying fund owns, the more sensitive the value of that underlying fund's shares will be to changes in interest rates.

•
Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

•
Credit Risk: The fixed-income securities in an underlying fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•
Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

•
Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: Certain of the underlying funds may be considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying non-diversified fund shares than would occur in an underlying diversified fund.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and their portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.
Sector Focus Risk: An underlying fund's investment process may result in an underlying fund investing a high percentage of its assets in one or more related sectors of the market. An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the reference index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the S&P Target Risk® Moderate Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.For more information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On April 30, 2016, the Fund changed its investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Conservative ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009	7.91%
Worst Quarter: 1st Quarter 2009	(4.33)%

Average Annual Total Returns For the periods ended December 31, 201
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Conservative ETF Fund		Label	1 Year	5 Years	10 Years
Conservative ETF Fund, Class		Conservative ETF Fund Return	5.58%	5.12%	4.45%
S&P Target Risk Moderate Index	[1]	S&P Target Risk® Moderate Index* (reflects no deductions for fees, expenses or taxes)	5.63%	5.55%	3.74%
[1]	The launch date of the S&P Target Risk® Moderate Index was September 25, 2008. All information for the index prior to its launch date is back-tested, based on the methodology that was in effect on the launch date. Back-tested performance, which is hypothetical and not actual performance, is subject to inherent limitations because it reflects application of an Index methodology and selection of index constituents in hindsight. No theoretical approach can take into account all of the factors in the markets in general and the impact of decisions that might have been made during the actual operation of an index. Actual returns may differ from, and be lower than, back-tested returns.

Touchstone Variable Series Trust | Touchstone Moderate ETF Fund
Touchstone Moderate ETF Fund Summary
The Fund's Investment Goal
The Touchstone Moderate ETF Fund (the "Fund") seeks primarily capital appreciation and secondarily income.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Moderate ETF Fund Moderate ETF Fund, Class
Management Fees (as a percentage of Assets)	0.25%
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.57%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.94%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.87%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Moderate ETF Fund Moderate ETF Fund, Class
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,148

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds designed predominately for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 40% of the Fund's assets in bonds and approximately 60% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The Fund is subject to the principal risks summarized below.
Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in exchange-traded funds ("ETFs"), it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.
The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

The underlying funds in which the Fund may invest may be subject to the following principal risks:
Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Equity Securities Risk: An underlying equity fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed-Income Risk: The prices of an underlying fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying fund's fixed-income securities will decrease in value if interest rates rise and vice versa. Normally, the longer the maturity or duration of the fixed-income securities an underlying fund owns, the more sensitive the value of that underlying fund's shares will be to changes in interest rates.

•
Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

•
Credit Risk: The fixed-income securities in an underlying fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•
Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

•
Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: Certain of the underlying funds may be considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying non-diversified fund shares than would occur in an underlying diversified fund.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and their portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.
Sector Focus Risk: An underlying fund's investment process may result in an underlying fund investing a high percentage of its assets in one or more related sectors of the market. An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the reference index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Touchstone Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the S&P Target Risk® Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. For more information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On April 30, 2016, the Fund changed its investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Moderate ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009	11.41%
Worst Quarter: 4th Quarter 2008	(9.58)%

Average Annual Total Returns For the periods ended December 31, 2016
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Moderate ETF Fund		Label	1 Year	5 Years	10 Years
Moderate ETF Fund, Class		Moderate ETF Fund Return	6.85%	7.85%	4.99%
S&P Target Risk Growth Fund Index	[1]	S&P Target Risk® Growth Index* (reflects no deductions for fees, expenses or taxes)	6.67%	7.75%	4.39%
[1]	The launch date of the S&P Target Risk® Growth Index was September 25, 2008. All information for the index prior to its launch date is back-tested, based on the methodology that was in effect on the launch date. Back-tested performance, which is hypothetical and not actual performance, is subject to inherent limitations because it reflects application of an Index methodology and selection of index constituents in hindsight. No theoretical approach can take into account all of the factors in the markets in general and the impact of decisions that might have been made during the actual operation of an index. Actual returns may differ from, and be lower than, back-tested returns.

Touchstone Variable Series Trust | Touchstone Aggressive ETF Fund
Touchstone Aggressive ETF Fund Summary
The Fund's Investment Goal
The Touchstone Aggressive ETF Fund (the "Fund") seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Touchstone Variable Series Trust Touchstone Aggressive ETF Fund Aggressive ETF Fund, Class
Management Fees (as a percentage of Assets)	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.87%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - USD ($)	Touchstone Variable Series Trust Touchstone Aggressive ETF Fund Aggressive ETF Fund, Class
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,234

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 20% of the Fund's assets in bonds and 80% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund's Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The Fund is subject to the principal risks summarized below.
Management Risk: In managing the Fund's portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in exchange-traded funds ("ETFs"), it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.
The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

The underlying funds in which the Fund may invest may be subject to the following principal risks:
Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Equity Securities Risk: An underlying equity fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

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Small-Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed-Income Risk: The prices of an underlying fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying fund's fixed-income securities will decrease in value if interest rates rise and vice versa. Normally, the longer the maturity or duration of the fixed-income securities an underlying fund owns, the more sensitive the value of that underlying fund's shares will be to changes in interest rates.

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Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

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Credit Risk: The fixed-income securities in an underlying fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

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Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

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Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: Certain of the underlying funds may be considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying non-diversified fund shares than would occur in an underlying diversified fund.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.
Sector Focus Risk: An underlying fund's investment process may result in an underlying fund investing a high percentage of its assets in one or more related sectors of the market. An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the reference index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Principal Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Touchstone Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the S&P Target Risk® Aggressive Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. For more information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's SAI. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On April 30, 2016, the Fund changed its principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Aggressive ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009	14.11%
Worst Quarter: 4th Quarter 2008	(15.64)%

Average Annual Total Returns For the periods ended December 31, 201
Average Annual Total Returns - Touchstone Variable Series Trust - Touchstone Aggressive ETF Fund	Label	1 Year		5 Years		10 Years
Aggressive ETF Fund, Class	Aggressive ETF Fund Return	7.96%		9.91%		5.11%
S&P Target Risk Aggressive Index	S&P Target Risk® Aggressive Index* (reflects no deductions for fees, expenses or taxes)	7.66%	[1]	9.85%	[1]	5.00%	[1]
[1]	The launch date of the S&P Target Risk® Aggressive Index was September 25, 2008. All information for the index prior to its launch date is back-tested, based on the methodology that was in effect on the launch date. Back-tested performance, which is hypothetical and not actual performance, is subject to inherent limitations because it reflects application of an Index methodology and selection of index constituents in hindsight. No theoretical approach can take into account all of the factors in the markets in general and the impact of decisions that might have been made during the actual operation of an index. Actual returns may differ from, and be lower than, back-tested returns.